UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York          November 6, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $327,379
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name
--------------------                                          ----

NONE

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
ANHEUSER BUSCH COS INC         COM              035229103     6,151     94,800 SH          SOLE       NONE       94,800
APRIA HEALTHCARE GROUP INC     COM              037933108     4,080    223,700 SH          SOLE       NONE      223,700
BCE INC                        COM NEW          05534B760     8,385    243,304 SH          SOLE       NONE      243,304
CKX INC                        COM              12562M106        88     14,275 SH          SOLE       NONE       14,275
DRS TECHNOLOGIES INC           COM              23330X100     3,124     40,700 SH          SOLE       NONE       40,700
FOUNDRY NETWORKS INC           COM              35063R100     8,151    447,598 SH          SOLE       NONE      447,598
GREENFIELD ONLINE INC          COM              395150105     4,677    268,794 SH          SOLE       NONE      268,794
GREY WOLF INC                  COM              397888108     2,752    353,700 SH          SOLE       NONE      353,700
NATIONWIDE FINL SVCS INC       CL A             638612101    31,606    640,696 SH          SOLE       NONE      640,696
PHILADELPHIA CONS HLDG CORP    COM              717528103    54,669    933,399 SH          SOLE       NONE      933,399
SCIELE PHARMA INC              COM              808627103    28,218    916,462 SH          SOLE       NONE      916,462
SECURE COMPUTING CORP          COM              813705100       401     73,087 SH          SOLE       NONE       73,087
UNIONBANCAL CORP               COM              908906100   113,279  1,541,210 SH          SOLE       NONE    1,541,210
WRIGLEY WM JR CO               COM              982526105    61,799    778,331 SH          SOLE       NONE      778,331




SK 21930 0002 932534